Segment Information (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 932,007
Long-lived assets	111,832	$ 110,135
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	674,079
Long-lived assets	106,816
All Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	257,928
Long-lived assets	$ 5,016